Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2014
Capital Requirements
Schedule of minimum total risk-based, Tier I risk-based and Tier I leverage ratios to be maintained for bank to be categorized as well capitalized
	Actual		Minimum Capital Requirements		Well-Capitalized Capital Requirements
(in thousands)	Amount	Ratio	Amount	Ratio	Amount		Ratio
December 31, 2014
Total capital (to risk-weighted assets):
Company	$138,619	15.78%	$70,282	8.00%		N.A.	N.A.%
Bank	128,311	14.78	69,430	8.00		$86,788	10.00
Tier I capital (to risk-weighted assets):
Company	$108,785	12.38%	$35,141	4.00%		N.A.	N.A.%
Bank	119,212	13.74	34,715	4.00		$52,788	6.00
Tier I capital (to adjusted average assets):
Company	$108,785	9.42%	$34,648	3.00%	$	N.A.	N.A.%
Bank	119,212	10.42	34,338	3.00		57,230	5.00
(in thousands)
December 31, 2013
Total capital (to risk-weighted assets):
Company	$133,638	15.33%	$69,729	8.00%		N.A.	N.A.%
Bank	122,959	14.29	68,842	8.00		$86,052	10.00
Tier I capital (to risk-weighted assets):
Company	$99,398	11.40%	$34,864	4.00%		N.A.	N.A.%
Bank	112,166	13.03	34,421	4.00		$51,631	6.00
Tier I capital (to adjusted average assets):
Company	$99,398	8.79%	$33,876	3.00%	$	N.A.	N.A.%
Bank	112,166	10.04	33,517	3.00		55,862	5.00